CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS	12 Months Ended
Jun. 30, 2020
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

19.CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

Pledged and restricted assets at June 30, 2020 are as follows:

Detail	Asset value	Type of restriction
IT equipment	33,030	Leasing
Machinery and equipment	368,889	Leasing
Machinery and equipment	135,873	Leasing
Vehicles	124,133	Leasing
Other financial assets	4,390,463	Collateral (a)
Santander Rio	1,155,486	Custody checks (b)
Compass Latam & Odisea	16,022,740	Security Collateral and Mortgage (c)
Allaria Ledesma & Cía.	6,571,120	US Treasury bills (d)
Cohen S.A.	747,939	US Treasury bills (e)
Totals	29,549,673

a)Rizobacter entered into a $45 million syndicated loan and signed a guarantee and pledge. On June 8, 2020 Rizobacter granted a pledge of a fixed-term certificate at Banco Galicia for an amount of $4,396,707.

b)In April 2020, a loan was made by Santander Rio Bank for a total amount of $0.9 million guaranteed with third-party checks.

c)In April 2019, the Group issued Negotiable Obligations worth $16 million guaranteeing compliance with a first-degree mortgage of real estate assets of equal value and a pledge on the shares representing 10% of the holding of Rasa Holding LLC in the capital of Rizobacter Argentina SA

d)In order to guarantee the fulfillment of the obligations assumed from the loan signed with Allaria Ledesma & Cia., the subsidiary Rizobacter granted a pledge of American treasury bonds valued of $6,5 million on June 30, 2020.

e)In order to guarantee the fulfillment of the obligations assumed from the loan signed with Cohen S.A., the subsidiary Rizobacter granted a pledge of American treasury bonds valued of $0,7 million on June 30, 2020.

The Convertibles Notes referenced in Note 6.18 are guaranteed by (i) BCS Holding, RASA Holding, Bioceres Semillas S.A., Rizobacter USA LLC and Rizobacter do Brasil LTD; (ii) a Share Pledge Agreement over the 41.3% of the shares held by RASA Holding in the capital stock of Rizobacter; (iii) an Intercompany Loan Pledge Agreement; (iv) Rizobacter do Brazil Fiduciary Assignment Agreement; and (v) Rizobacter do Brazil Account Pledge Agreement.

The Group has committed in the Convertible Notes, Syndicated Loan and Private Corporate Bonds to the non-distribution of dividends.